Share-Based Payment (Details) - Schedule of RSU activities - RSU [Member]	12 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Payment (Details) - Schedule of RSU activities [Line Items]
Number of Shares, Outstanding at beginning | shares	52,650
Weighted- Average Grant Date Fair Value Outstanding at beginning | $ / shares	$ 3.16
Number of Shares, Granted | shares	2,519,600
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 2.52
Number of Shares, Vested | shares	(2,370,650)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 2.48
Number of Shares, Forfeited or expired | shares	(5,400)
Weighted- Average Grant Date Fair Value, Forfeited or expired | $ / shares	$ 3.15
Number of Shares, Outstanding at end | shares	196,200
Weighted- Average Grant Date Fair Value, Outstanding at end | $ / shares	$ 3.1